Real Estate Securities Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.67%	6.65%	4.81%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	0.63%	5.73%	5.87%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	0.40%	5.51%	5.66%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	0.63%	5.77%	5.91%